UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
December 31, 2008 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)

Consumer Discretionary--11.6%
Coach	23,700 a	492,249
Family Dollar Stores	8,800	229,416
GameStop, Cl. A	51,500 a	1,115,490
Gap	231,200	3,095,768
Guess?	46,000 b	706,100
H & R Block	14,400	327,168
Johnson Controls	97,900	1,777,864
McDonald's	112,214	6,978,589
Omnicom Group	5,400	145,368
Priceline.com	29,700 a,b	2,187,405
Snap-On	20,200	795,476
Strayer Education	12,000	2,572,920
Urban Outfitters	67,100 a	1,005,158
Wyndham Worldwide	86,583 b	567,119
		21,996,090
Consumer Staples--10.6%
Altria Group	89,400	1,346,364
Avon Products	164,609	3,955,554
Bunge	88,500 b	4,581,645
Colgate-Palmolive	27,000	1,850,580
H.J. Heinz	41,200	1,549,120
Kimberly-Clark	11,600	611,784
Lorillard	4,000	225,400
Philip Morris International	93,100	4,050,781
Safeway	14,446	343,381
Wal-Mart Stores	25,700	1,440,742
		19,955,351
Energy--8.7%
Alpha Natural Resources	3,900 a	63,141
Dresser-Rand Group	69,600 a	1,200,600
Murphy Oil	5,438	241,175
Newfield Exploration	68,200 a	1,346,950
Occidental Petroleum	68,209	4,091,858
Overseas Shipholding Group	48,400	2,038,124
Peabody Energy	98,700	2,245,425
Plains Exploration & Production	35,800 a	831,992
Southwestern Energy	148,313 a	4,296,628
Whiting Petroleum	3,200 a	107,072
		16,462,965
Financial--6.1%
AON	49,700	2,270,296
Charles Schwab	152,853	2,471,633
Hudson City Bancorp	70,400	1,123,584
Loews	62,300	1,759,975
Northern Trust	8,000	417,120
NYSE Euronext	106,715	2,921,857
SLM	20,000 a	178,000
State Street	7,700	302,841
		11,445,306
Health Care--19.2%
Abbott Laboratories	49,800	2,657,826
AmerisourceBergen	36,100	1,287,326
Baxter International	104,308	5,589,866

Becton, Dickinson & Co.	43,000	2,940,770
Biogen Idec	16,800 a	800,184
Bristol-Myers Squibb	267,007	6,207,913
Celgene	20,200 a	1,116,656
Eli Lilly & Co.	106,700	4,296,809
Express Scripts	8,600 a	472,828
Forest Laboratories	18,997 a	483,854
Genzyme	11,800 a	783,166
Life Technologies	4,249 a	99,044
Medco Health Solutions	26,200 a	1,098,042
Medtronic	100,670	3,163,051
Merck & Co.	28,300	860,320
Pfizer	122,779	2,174,416
Varian Medical Systems	65,800 a	2,305,632
WellCare Health Plans	2,400 a	30,864
		36,368,567
Industrial--14.5%
Burlington Northern Santa Fe	12,400	938,804
Corporate Executive Board	6,600	145,596
CSX	22,200	720,834
First Solar	29,300 a,b	4,042,228
Flowserve	31,400	1,617,100
General Dynamics	76,523	4,406,960
Honeywell International	89,600	2,941,568
L-3 Communications Holdings	27,600	2,036,328
Northrop Grumman	39,510	1,779,530
Pitney Bowes	8,500	216,580
Raytheon	81,700	4,169,968
Tyco International	49,300	1,064,880
Union Pacific	28,300	1,352,740
United Parcel Service, Cl. B	31,800	1,754,088
Waste Management	6,100 b	202,154
		27,389,358
Information Technology--24.1%
Adobe Systems	94,400 a	2,009,776
Apple	27,879 a	2,379,473
Automatic Data Processing	77,290	3,040,589
BMC Software	13,000 a	349,830
CA	158,385	2,934,874
Cisco Systems	52,905 a	862,351
Diebold	28,300	794,947
Hewlett-Packard	223,088	8,095,863
Integrated Device Technology	56,400 a	316,404
Intel	133,200	1,952,712
International Business Machines	75,100	6,320,416
Juniper Networks	10,800 a	189,108
MasterCard, Cl. A	12,600	1,800,918
MEMC Electronic Materials	30,700 a	438,396
Microchip Technology	10,400	203,112
Microsoft	419,101	8,147,323
NCR	114,100 a	1,613,374
Silicon Laboratories	25,000 a	619,500
Sohu.com	43,400 a,b	2,054,556
Visa, Cl. A	25,500	1,337,475
		45,460,997
Materials--4.0%
Monsanto	79,225	5,573,479
Mosaic	18,300	633,180
Newmont Mining	19,000	773,300
Rohm & Haas	5,200	321,308

United States Steel	6,900	256,680
		7,557,947
Telecommunication Services--.6%
Embarq	3,400	122,264
Windstream	117,700	1,082,840
		1,205,104
Utilities--.2%
Calpine	19,400 a	141,232
Constellation Energy Group	7,500	188,175
		329,407
Total Common Stocks
(cost $232,939,370)		188,171,092

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,578,000)	1,578,000 [c]	1,578,000

Investment of Cash Collateral for
Securities Loaned--6.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $11,525,321)	11,525,321 [c]	11,525,321

Total Investments (cost $246,042,691)	106.5%	201,274,413
Liabilities, Less Cash and Receivables	(6.5%)	(12,286,399)
Net Assets	100.0%	188,988,014

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $11,501,411 and the total market value of the collateral held by the fund is $11,525,321.

c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $246,042,691.

Net unrealized depreciation on investments was $44,768,278 of which $2,334,503 related to appreciated investment securities and $47,102,781 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	201,274,413	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	201,274,413	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Fund
December 31, 2008 (Unaudited)

Common Stocks--100.5%	Shares	Value ($)

Consumer Discretionary--10.2%
DeVry	80,000	4,592,800
Family Dollar Stores	143,000 a	3,728,010
GameStop, Cl. A	139,790 b	3,027,851
McDonald's	67,700	4,210,263
PetSmart	416,950	7,692,728
Staples	400,770	7,181,798
Starbucks	629,870 a,b	5,958,570
		36,392,020
Consumer Staples--12.8%
Coca-Cola	121,250	5,488,988
Colgate-Palmolive	102,520	7,026,721
CVS Caremark	233,890	6,721,998
General Mills	79,310	4,818,083
Kraft Foods, Cl. A	127,090	3,412,367
Procter & Gamble	159,160	9,839,271
Wal-Mart Stores	148,270	8,312,016
		45,619,444
Energy--9.4%
Chevron	116,780	8,638,217
ConocoPhillips	139,790	7,241,122
Noble	303,890	6,712,930
Transocean	96,220 b	4,546,395
XTO Energy	175,380	6,185,653
		33,324,317
Financial--10.6%
Aflac	131,320	6,019,709
BB & T	126,170 a	3,464,628
Cullen/Frost Bankers	78,890	3,998,145
JPMorgan Chase & Co.	296,530	9,349,591
People's United Financial	393,600	7,017,888
Travelers Cos.	176,220	7,965,144
		37,815,105
Health Care--17.8%
Abbott Laboratories	101,490	5,416,521
Amgen	84,720 b	4,892,580
Celgene	83,000 b	4,588,240
Cephalon	120,920 a,b	9,315,677
Express Scripts	50,000 b	2,749,000
Genzyme	145,210 b	9,637,588
Gilead Sciences	214,070 b	10,947,540
Johnson & Johnson	114,380	6,843,355
McKesson	233,880	9,058,172
		63,448,673
Industrial--10.2%
C.H. Robinson Worldwide	81,000	4,457,430

Caterpillar	80,000	3,573,600
Delta Air Lines	568,100 b	6,510,426
Fastenal	114,380 a	3,986,143
General Electric	335,510	5,435,262
Jacobs Engineering Group	70,000 b	3,367,000
United Technologies	166,040	8,899,744
		36,229,605
Information Technology--18.9%
Accenture, Cl. A	186,390	6,111,728
Apple	56,000 b	4,779,600
Applied Materials	648,140	6,565,658
Cisco Systems	259,660 b	4,232,458
eBay	360,080 b	5,026,717
EMC	654,180 b	6,849,265
Fiserv	85,000 b	3,091,450
Google, Cl. A	20,590 b	6,334,514
Hewlett-Packard	148,270	5,380,718
International Business Machines	30,000	2,524,800
Microsoft	288,580	5,609,995
Oracle	593,110 b	10,515,840
		67,022,743
Materials--4.0%
Crown Holdings	175,000 b	3,360,000
Monsanto	66,180	4,655,763
Newmont Mining	65,000	2,645,500
United States Steel	97,642	3,632,282
		14,293,545
Telecommunication Services--2.1%
AT & T	268,570	7,654,245
Utilities--4.5%
AES	618,480 b	5,096,275
Entergy	106,750	8,874,128
ONEOK	70,000	2,038,400
		16,008,803
Total Common Stocks
(cost $453,064,134)		357,808,500

	Principal
Short-Term Investments--.8%	Amount ($)	Value ($)

U.S. Treasury Bills:
0.22%, 1/15/09	1,500,000	1,499,999
0.35%, 1/2/09	1,500,000	1,500,000
Total Short-Term Investments
(cost $2,999,857)		2,999,999

Other Investment--.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $117,000)	117,000 [c]	117,000

Investment of Cash Collateral for
Securities Loaned--5.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $19,494,670)	19,494,670 [c]	19,494,670

Total Investments (cost $475,675,661)	106.8%	380,420,169
Liabilities, Less Cash and Receivables	(6.8%)	(24,266,805)
Net Assets	100.0%	356,153,364

a	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $18,924,906 and the total market value of the collateral held by the fund is $19,494,670.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $472,484,546.

Net unrealized depreciation on investments was $95,390,385 of which $14,837,766 related to appreciated investment securities and $110,228,151 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
December 31, 2008 (Unaudited)

Common Stocks--.9%	Shares	Value ($)

Hershey
(proceeds $3,191,115)	95,740	3,326,008

See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Investments in	Other Financial Instruments* ($)
		Securities Sold, Not
		Yet Purchased ($)

Level 1 - Quoted Prices	377,420,170	3,326,008	0

Level 2 - Other Significant Observable Inputs	2,999,999	0	0

Level 3 - Significant Unobservable Inputs	0	0	0

Total	380,420,169	3,326,008	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
December 31, 2008 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Consumer Discretionary--13.5%
Advance Auto Parts	13,800	464,370
American Eagle Outfitters	234,000	2,190,240
Best Buy	74,000	2,080,140
Brinker International	37,000	389,980
Burger King Holdings	306,000	7,307,280
Clearwater Paper	1 a	6
Coach	209,000 a	4,340,930
Dollar Tree	20,000 a	836,000
Family Dollar Stores	134,450 b	3,505,111
GameStop, Cl. A	158,000 a	3,422,280
Hasbro	10,150	296,076
ITT Educational Services	7,600 a	721,848
PetSmart	177,000	3,265,650
Strayer Education	1,100	235,851
Tupperware Brands	20,000	454,000
Under Armour, Cl. A	87,000 a,b	2,074,080
Urban Outfitters	31,800 a	476,364
Warnaco Group	19,000 a	372,970
		32,433,176
Consumer Staples--2.6%
BJ's Wholesale Club	14,000 a	479,640
Central European Distribution	9,800 a	193,060
Church & Dwight	6,400	359,168
Estee Lauder, Cl. A	138,000	4,272,480
PepsiAmericas	13,400	272,824
Ralcorp Holdings	6,700 a	391,280
Universal	14,000	418,180
		6,386,632
Energy--5.9%
Cameron International	11,400 a	233,700
Cimarex Energy	20,000	535,600
Comstock Resources	5,500 a	259,875
ENSCO International	87,000	2,469,930
FMC Technologies	12,700 a	302,641
Mariner Energy	180,000 a,b	1,836,000
Southern Union	18,100	236,024
Superior Energy Services	190,000 a	3,026,700
Williams	113,000	1,636,240
XTO Energy	102,000	3,597,540
		14,134,250
Financial--15.8%
American Financial Group	23,050	527,384
Associated Banc-Corp	182,000 b	3,809,260
Cincinnati Financial	13,800	401,166
Cullen/Frost Bankers	126,000	6,385,680
Eaton Vance	179,000	3,760,790
FirstMerit	26,800	551,812
HCC Insurance Holdings	23,700	633,975
Hospitality Properties Trust	30,850	458,740
Hudson City Bancorp	458,000	7,309,680
IntercontinentalExchange	50,000 a	4,122,000
Nasdaq OMX Group	20,000 a,b	494,200
Nationwide Health Properties	25,000	718,000
People's United Financial	358,000	6,383,140

Raymond James Financial	28,900 b	495,057
Reinsurance Group of America	6,800	291,176
StanCorp Financial Group	21,600	902,232
Transatlantic Holdings	4,000	160,240
Westamerica Bancorporation	12,000 b	613,800
		38,018,332
Health Care--13.7%
Celgene	119,000 a	6,578,320
Cephalon	95,000 a,b	7,318,800
Edwards Lifesciences	5,800 a	318,710
Express Scripts	3,900 a	214,422
Gilead Sciences	124,000 a	6,341,360
IDEXX Laboratories	6,900 a	248,952
Life Technologies	141,000 a	3,286,710
Lincare Holdings	19,600 a	527,828
Omnicare	9,800	272,048
Perrigo	8,900	287,559
Psychiatric Solutions	66,000 a,b	1,838,100
Techne	4,500	290,340
Universal Health Services, Cl. B	11,000	413,270
Vertex Pharmaceuticals	162,000 a	4,921,560
		32,857,979
Industrial--19.5%
AGCO	14,250 a	336,157
Brink's	10,100	271,488
C.H. Robinson Worldwide	124,000	6,823,720
Delta Air Lines	378,000 a,b	4,331,880
Dun & Bradstreet	6,500	501,800
Fastenal	168,000 b	5,854,800
Flowserve	80,000	4,120,000
Fluor	5,400	242,298
Goodrich	71,000	2,628,420
Harsco	137,000	3,792,160
Hubbell, Cl. B	17,500	571,900
Jacobs Engineering Group	116,000 a	5,579,600
Landstar System	120,000	4,611,600
Nordson	10,600 b	342,274
Rockwell Automation	7,200	232,128
Southwest Airlines	13,500	116,370
SPX	11,850	480,517
Stericycle	10,000 a	520,800
Toro	7,200 b	237,600
W.W. Grainger	67,000	5,282,280
		46,877,792
Information Technology--12.7%
Amdocs	169,000 a	3,091,010
ANSYS	10,000 a	278,900
Avnet	12,700 a	231,267
Computer Sciences	9,800 a	344,372
FactSet Research Systems	120,000 b	5,308,800
Gartner	24,400 a	435,052
Global Payments	100,000	3,279,000
Harris	157,000	5,973,850
NCR	35,000 a	494,900
Nice Systems, ADR	162,000 a	3,640,140
Parametric Technology	27,350 a	345,978
Shanda Interactive Entertainment,
ADR	192,000 a,b	6,213,120
Sybase	23,500 a	582,095
Tech Data	18,600 a	331,824
		30,550,308

Materials--7.0%
Airgas	153,000	5,965,470
Carpenter Technology	95,000	1,951,300
Crown Holdings	26,000 a	499,200
FMC	153,800	6,879,474
Lubrizol	6,100	221,979
Minerals Technologies	13,700	560,330
Olin	20,000	361,600
Reliance Steel & Aluminum	20,000	398,800
		16,838,153
Telecommunication Services--1.5%
Frontier Communications	357,000	3,120,180
Telephone & Data Systems	18,300	581,025
		3,701,205
Utilities--4.9%
AES	256,000 a	2,109,440
CenterPoint Energy	46,700	589,354
Integrys Energy	7,900	339,542
NV Energy	71,400	706,146
ONEOK	110,000	3,203,200
Pepco Holdings	25,000	444,000
Questar	108,000	3,530,520
UGI	21,000	512,820
WGL Holdings	8,600	281,134
		11,716,156
Total Common Stocks
(cost $271,649,858)		233,513,983

Other Investment--3.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,263,000)	7,263,000 [c]	7,263,000
Investment of Cash Collateral for
Securities Loaned--12.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $30,949,725)	30,949,725 [c]	30,949,725
Total Investments (cost $309,862,583)	113.0%	271,726,708
Liabilities, Less Cash and Receivables	(13.0%)	(31,161,218)
Net Assets	100.0%	240,565,490

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $30,604,952 and the total market value of the collateral held by the fund is $30,949,725.
c	Investment in affiliated money market mutual fund.

At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $309,862,583. Net unrealized depreciation on investments was $38,135,875 of which $14,384,786 related to appreciated investment securities and $52,520,661 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inp	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	271,726,708	0

Level 2 - Other Significant Observable Inp	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	271,726,708	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)